Financial assets at fair value through profit or loss - Summary of Equity Instruments (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Investments In Equity Instruments [Line Items]
TOTAL	$ 11,794,486	$ 11,713,449
BYMA - Bolsas y Mercados Argentinos S.A.
Disclosure Of Investments In Equity Instruments [Line Items]
TOTAL	7,477,421	7,975,690
VALO - Banco de Valores de Buenos Aires S.A.
Disclosure Of Investments In Equity Instruments [Line Items]
TOTAL	2,582,396	2,752,230
Mutual Funds
Disclosure Of Investments In Equity Instruments [Line Items]
TOTAL	$ 1,734,669	$ 985,529